Annual Total Returns - Fidelity® Limited Term Bond ETF [BarChart] - 10.31 Fidelity Fixed-Income ETFs Combo PRO-06 - Fidelity® Limited Term Bond ETF	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	Oct. 06, 2014
Fidelity Limited Term Bond ETF-Default
Bar Chart Table:
Annual Return 2015	1.26%
Annual Return 2016	2.30%
Annual Return 2017	1.85%
Annual Return 2018	0.88%
Annual Return 2019	6.13%